CONTINGENT LIABILITIES AND COMMITMENTS	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 6:-	CONTINGENT LIABILITIES AND COMMITMENTS

Litigation

a.	From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company discloses pending claims and legal proceedings litigation if the Company believes a possibility exists that the claims and legal proceedings litigation will have a material effect on its financial results. Legal costs are accounted for as they are incurred.

b.	In May 2022, the Company received a letter from a supplier associated with the Taffix (defined below) business, which demanded that the Company pay professional fees billed to the Company in connection with services provided by the supplier. In August 2022, the supplier commenced legal proceedings in the magistrate court of Tel Aviv, in an amount of $92. The Company recorded the entire contractual expenses prior to January 1, 2023 and a liability of $92 is recorded as current liabilities related to discontinued operations within the Company’s balance sheets as of June 30, 2025. See Note 12 for the settlement signed between the parties.

Commitments

a.	In May 2019, the Company entered into a license agreement (“License Agreement”) with Formulex Pharma Innovations Ltd. (“Formulex”). Formulex is an Israeli corporation, owned by the Company’s shareholders, Mr. Ehud Gilboa, Dr. Dalia Megiddo and Dr. Ronnie Herschman. Pursuant to the License Agreement, Formulex granted the Company a license for the development, manufacture and commercialization of Formulex’s patent for dry powder compositions for intranasal delivery and rights in the know-how of its intranasal and inhaled formulations, combination products, and particle engineering, together, the Licensed Products. Also pursuant to the License Agreement, the Company pay Formulex royalties of the Licensed Products in the amount of 0.5% of net sales of the licensed products, which are capped at $100 in the aggregate. The royalty payment period commenced on the effective date of the agreement and will continue on a country-by-country, product-by-product basis for the longer of: (i) 15 years from the date of the first commercial sale of such Licensed Product in such country, or (ii) until the licensed patent expires in such country. The Company may terminate the License Agreement for any reason upon 60 days prior written notice. In the event of such termination, the Company has the right to acquire the Licensed Technology in an amount equal to the difference between the amount of royalty actually paid to Formulex prior to the date of termination and the amount of $100. Termination of the agreement does not relieve the parties of obligation accrued prior to such termination.

In June 2019, the Company entered into a service agreement with Formulex, as subsequently amended in March 2020 (“Previous Formulex Service Agreement”), to facilitate the flow of information and know how, as well as help develop the Company products. The Company pays $5 a month under the service agreement. The services agreement automatically renews every year for a period of one year, unless terminated by either party upon 30 days’ written notice, in accordance with the terms and conditions set forth therein. In connection with the same, Formulex provided the Company with one-time development services in 2024 and 2023 for additional fees of $0 and $22, respectively.

In August 2024, the Company signed an additional agreement with Formulex to provide services which support the Company in providing services to the governmental body (see Note 6(b)). As of June 30 2025, an amount of $192 paid by the Company for services provided by Formulex to the Company is recorded in the statements of operations in research and development expenses. In September and December 2025, the Company entered into an amendment of the agreement with Formulex (see Note 12).

b.	In July 2024, the Company entered in a non-recurring research arrangement with a government body to perform research and development activities in connection with a new formulation, that is intended to be used through intranasal delivery. As of June 30, 2025, the research and development activity related to that arrangement have commenced, and an amount of $196 received from the governmental body. The amounts received under the arrangement were recorded as a reduction to research and development expenses within the statements of operations during the six-month period ended June 30, 2025.

c.	In September 2019, the Company entered into a master service agreement and schedules of work (the “Aptar Agreement”) with Aptar Group Inc. (“Aptar”) under which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

In connection with NS001, the Company is required to pay Aptar up to $1,350 in the aggregate comprising of $200 in development stage, $350 upon submission of New Drug Application (“NDA”) with the U.S. Food and Drug Administration (“FDA”) (or equivalent body outside the U.S.) and $800 at market launch. The Company paid $200 to Aptar prior to January 1, 2022. In August 2021, the Company entered into a change order with respect to NS001, for the provision of additional services and deliverables to be provided by Aptar for an additional fee of Euro (“€”) 100 ($103), out of which €40 ($41) paid to Aptar prior to January 1, 2022, and the remaining amounts will be paid upon NDA submission and FDA approval of NS001.

In connection with NS002, the Company is required to pay Aptar up to $675 in the aggregate comprising of $150 in development stage, $225 upon submission of NDA with the FDA (or equivalent) and $300 at market launch. The Company paid $150 to Aptar prior to January 1, 2022.

The Company is also obligated to pay Aptar for each final product that achieves certain sales-based milestone events and tiered royalties on net sales of each final product by the Company or its affiliates or sublicensees at rates ranging from a low single-digit percentage, depending on the total annual worldwide net sales of each such final product up to seven years after first commercial sale. The Aptar Agreement has an early termination fee in case the Company terminate NS001 or NS002 programs for whatever reason, other than a breach of the agreement by Aptar, of $450 for each product.

In April 2021, the Company entered into an agreement with Aptar’s subdivision, NextBreath, which is subject to terms and conditions of the Aptar Agreement, to perform laboratory and development services in connection with NS001. For the services received under the agreement by April 2022, there is an amount of $529 outstanding payable to Aptar, which has not been paid to date.

On June 15, 2022, Aptar sent the Company a Notice of Default Letter, which followed by Notice of Termination Letter sent on October 5, 2022, in which Aptar claimed for alleged breach of the contractual obligations of the Aptar Agreement made by Nasus and stated the outstanding amounts of $529 and in addition a termination fee of $450 related to NS001. The Company did not agree with the alleged breach made by Aptar and the existence of any grounds for termination of the Aptar’s Agreement. Since then, the Company and Aptar discussed and exchanged further correspondence, but were unable to resolve the claims and allegations made by each party. There is no legal proceeding between Nasus and Aptar. As of June 30, 2025 and December 31, 2024, a liability of $529 is recorded as accounts payable within the balance sheets. The Company has not recorded a liability for the termination fees of $900 ($450 for NS001 and $450 for NS002), as the Company believes it is not probable that it will be required to pay such amounts. On October 2, 2025, the Company entered into a termination and settlement agreement with Aptar related to its obligations under the Aptar Agreement, and further entered into a revised master service agreement and schedules of work with Aptar (see Note 12).